UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       F-Squared Investment Management, LLC
     Address:    One Newton Executive Park
                 2221 Washington Street, Suite 201
                 Newton, MA 02462

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Mitch Fishman
     Title:      Chief Compliance Officer
     Phone:      857-404-0003

     Signature, Place, and Date of Signing:
     Mitch Fishman                      Newton, MA               2/14/2013
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: 118,452
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
SPDR SERIES TRUST                            78464A 68    12.10 264.19586             Sole        None 264.19586      None      None
                                             0                         SH                                     SH
PROSHARES TR                                 74347R 71    24.25 530.26328             Sole        None 530.26328      None      None
                                             9                         SH                                     SH
ISHARES TR                                   464287 23   566.27                       Sole        None                None      None
                                             4                  12768.17595                            12768.17595
                                                                       SH                                     SH
ISHARES INC                                  464286 66   179.69                       Sole        None                None      None
                                             5                  3811.88874                             3811.88874
                                                                       SH                                     SH
ISHARES INC                                  464286 50    89.40                       Sole        None                None      None
                                             9                  3147.82144                             3147.82144
                                                                       SH                                     SH
ISHARES INC                                  464286 84   175.78                       Sole        None                None      None
                                             8                  18028.68952                            18028.68952
                                                                       SH                                     SH
ISHARES TR                                   46429B 65   134.52                       Sole        None                None      None
                                             5                  2659.00078                             2659.00078
                                                                       SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 10     8.90 394.00005             Sole        None 394.00005      None      None
                                             1                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 11     8.88 350.50534             Sole        None 350.50534      None      None
                                             9                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 12     8.88 272.65365             Sole        None 272.65365      None      None
                                             7                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 13     8.99 453.11197             Sole        None 453.11197      None      None
                                             5                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 14     8.87 565.84598             Sole        None 565.84598      None      None
                                             3                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 15     8.92 459.29544             Sole        None 459.29544      None      None
                                             0                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 16     8.86 492.74622             Sole        None 492.74622      None      None
                                             8                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 17     8.94  346.5108             Sole        None  346.5108      None      None
                                             6                         SH                                     SH
FIRST TR EXCHANGE TRADED FD                  33734X 18   134.92                       Sole        None                None      None
                                             4                  1445.33441                             1445.33441
                                                                       SH                                     SH
ISHARES TR                                   464287 69                                Sole        None                None      None
                                             7         13,422.27155422.26133                           155422.26133
                                                                       SH                                     SH
ISHARES TR                                   464287 44   134.61                       Sole        None                None      None
                                             0                  1252.30464                             1252.30464
                                                                       SH                                     SH
ISHARES TR                                   464287 79                                Sole        None                None      None
                                             6         13,581.97332565.41928                           332565.41928
                                                                       SH                                     SH
ISHARES TR                                   464287 78    14.16 233.25665             Sole        None 233.25665      None      None
                                             8                         SH                                     SH
ISHARES TR                                   464287 76    14.17 169.71266             Sole        None 169.71266      None      None
                                             2                         SH                                     SH
ISHARES TR                                   464287 75                                Sole        None                None      None
                                             4         13,535.51184583.57724                           184583.57724
                                                                       SH                                     SH
ISHARES TR                                   464287 73   112.78                       Sole        None                None      None
                                             9                  1743.89266                             1743.89266
                                                                       SH                                     SH
PROSHARES TR                                 74347X 15    12.06  326.0138             Sole        None  326.0138      None      None
                                             3                         SH                                     SH
PROSHARES TR                                 74347R 73    23.84  284.4434             Sole        None  284.4434      None      None
                                             5                         SH                                     SH
ISHARES TR                                   464288 67   258.75 2346.6875             Sole        None 2346.6875      None      None
                                             9                         SH                                     SH
SPDR SERIES TRUST                            78462F 10   113.15 794.50843             Sole        None 794.50843      None      None
                                             3                         SH                                     SH
ISHARES TR                                   464287 17   134.40                       Sole        None                None      None
                                             6                  1106.98465                             1106.98465
                                                                       SH                                     SH
PROSHARES TR                                 74347R 75    23.97 305.61293             Sole        None 305.61293      None      None
                                             0                         SH                                     SH
PROSHARES TR                                 74347R 76    23.23 246.88641             Sole        None 246.88641      None      None
                                             8                         SH                                     SH
PROSHARES TR                                 74347R 68    23.31  431.4959             Sole        None  431.4959      None      None
                                             5                         SH                                     SH
PROSHARES TR                                 74347R 72    24.13 442.00079             Sole        None 442.00079      None      None
                                             7                         SH                                     SH
PROSHARES TR                                 74347X 63    24.07 354.89223             Sole        None 354.89223      None      None
                                             3                         SH                                     SH
PROSHARES TR                                 74347R 77    24.62 671.10953             Sole        None 671.10953      None      None
                                             6                         SH                                     SH
VANGUARD INTL EQUITY INDEX F                 922042 87   563.62                       Sole        None                None      None
                                             4                  11540.13873                            11540.13873
                                                                       SH                                     SH
SPDR SERIES TRUST                            81369Y 10                                Sole        None                None      None
                                             0         14,674.67390907.59774                           390907.59774
                                                                       SH                                     SH
SPDR SERIES TRUST                            81369Y 50   994.81  13929 SH             Sole        None  13929 SH      None      None
                                             6
SPDR SERIES TRUST                            81369Y 60                                Sole        None                None      None
                                             5         14,474.42883124.85072                           883124.85072
                                                                       SH                                     SH
SPDR SERIES TRUST                            81369Y 70 1,003.29  26472 SH             Sole        None  26472 SH      None      None
                                             4
SPDR SERIES TRUST                            81369Y 80 (509.06) -17645 SH             Sole        None -17645 SH      None      None
                                             3
SPDR SERIES TRUST                            81369Y 30                                Sole        None                None      None
                                             8         14,426.16413356.95756                           413356.95756
                                                                       SH                                     SH
SPDR SERIES TRUST                            81369Y 88   992.62  28425 SH             Sole        None  28425 SH      None      None
                                             6
SPDR SERIES TRUST                            81369Y 20                                Sole        None                None      None
                                             9         14,424.77361699.74667                           361699.74667
                                                                       SH                                     SH
SPDR SERIES TRUST                            81369Y 40                                Sole        None                None      None
                                             7         14,517.52306024.40773                           306024.40773
                                                                       SH                                     SH
